RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Related Party Balances and Transactions
	Year ended December 31,
	2012	2013	2014
Transactions:

Consulting services *)	$41	$-	$-

Interest on convertible note (refer to Note 4)	$621	$-	$-

*)
Consulting services provided by the Company in connection with the investment in BioCancell, refer to Note 4. The consulting fees are recorded as on offset in the operating expenses in the statement of operations.